ATA Creativity Global ("Parent Company")	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
ATA Creativity Global ("Parent Company")
(25)	ATA CREATIVITY GLOBAL (“PARENT COMPANY”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Cash and cash equivalents	2,486,636	2,235,730	350,835
Prepaid expenses and other current assets	3,983	3,892	611
Investments in subsidiaries	198,028,805	187,780,984	29,466,934
Total assets	200,519,424	190,020,606	29,818,380
Accrued expenses and other payables	2,114,561	2,251,514	353,312
Total liabilities	2,114,561	2,251,514	353,312
Common shares	4,716,675	4,720,147	740,694
Treasury shares	(11,625,924)	(9,818,754)	(1,540,777)
Additional paid in capital	541,272,503	540,583,564	84,829,358
Accumulated other comprehensive loss	(37,424,722)	(37,559,847)	(5,893,960)
Accumulated deficit	(298,533,669)	(310,156,018)	(48,670,247)
Total shareholders’ equity	198,404,863	187,769,092	29,465,068
Total liabilities and shareholders’ equity	200,519,424	190,020,606	29,818,380

Condensed Statements of Comprehensive Income (Loss)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Cost of revenues	—	—	(90,029)	(14,128)
Operating expenses	(6,928,823)	(10,748,782)	(6,412,398)	(1,006,245)
Provision for loan receivable	(11,843,167)	(3,943,902)	—	—
Investment loss	(110,881,674)	(83,753,528)	(5,120,016)	(803,442)
Interest expense	—	—	—	—
Interest income	1,391,183	63,613	139	22
Foreign currency exchange gains (losses), net	1	(5)	(45)	(7)
Loss before income taxes	(128,262,480)	(98,382,604)	(11,622,349)	(1,823,800)
Income tax expense	—	—	—	—
Net loss	(128,262,480)	(98,382,604)	(11,622,349)	(1,823,800)
Other comprehensive income (loss)	810,197	53,445	(135,125)	(21,204)
Comprehensive loss	(127,452,283)	(98,329,159)	(11,757,474)	(1,845,004)

Condensed Statements of Cash Flows

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Net cash used in operating activities	(4,797,830)	(10,150,979)	(4,529,860)	(710,833)
Cash flows from investing activities:
Cash received from subsidiaries	—	3,804,240	4,113,412	645,484
Cash lent to subsidiaries	—	(72,794,230)	(9,692)	(1,521)
Proceeds from disposal of discontinued operations	4,894,197	—	—	—
Net cash provided by (used in) investing activities	4,894,197	(68,989,990)	4,103,720	643,963
Cash flows from financing activities:
Cash received from Private placement	61,693,192	8,530,931	—	—
Cash received for exercise of share options	—	—	232,245	36,444
Repurchase of treasury shares	—	(4,003,530)	—	—
Net cash provided by (used in) financing activities	61,693,192	4,527,401	232,245	36,444
Effect of foreign exchange rate changes on cash	810,196	(895,932)	(57,011)	(8,946)
Net increase (decrease) in cash	62,599,755	(75,509,500)	(250,906)	(39,372)
Cash and cash equivalents at beginning of year	15,396,381	77,996,136	2,486,636	390,207
Cash and cash equivalents at end of year	77,996,136	2,486,636	2,235,730	350,835